ACCOUNTS PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES
Trade payables and accrued liabilities	$ 12,825	$ 13,284
Wages and benefits liabilities	2,524	1,772
Other payables	80	137
Accounts payables and accrued liabilities	$ 15,429	$ 15,193